Total
The International Equity Portfolio
The International Equity Portfolio
Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The International Equity Portfolio HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The International Equity Portfolio HC Strategic Shares
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2023, see "Advisory Services – Specialist Managers")	0.09%	[1]
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.22%	[2]
[1]	Management Fees have been restated to reflect contractual changes to the Portfolio's Investment Advisory Agreement effective September 18, 2023.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2023.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example	The International Equity Portfolio HC Strategic Shares USD ($)
1 Year	$ 23
3 Years	71
5 Years	124
10 Years	$ 280

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40% of the Portfolio's net assets will provide exposure to investments that are economically tied to non-U.S. countries. Although the Portfolio, a diversified investment company, may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or ETFs. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are "out of the money" at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio's policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Portfolio may be managed using an "active" investment approach and/or a "passive" investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio's benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio's assets at any given time. The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Principal Investment Risks
Performance Bar Chart and Table

Performance. The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio's yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio's performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio's HC Strategic Shares before-tax return for the period from January 1, 2023 through September 30, 2023 (non-annualized) was 6.36%.

Best quarter:	4th Qtr. 2022	18.33%
Worst quarter:	1st Qtr. 2020	-23.30%

Average Annual Total Returns(for the periods ended 12/31/22)
Average Annual Returns - The International Equity Portfolio	1 Year	5 Years	10 Years
HC Strategic Shares	(12.40%)	1.91%	4.91%
After Taxes on Distributions | HC Strategic Shares	(12.66%)	1.33%	3.81%
After Taxes on Distributions and Sale of Fund Shares | HC Strategic Shares	(6.85%)	1.57%	3.82%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(14.01%)	2.03%	5.16%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.